Impairment (Details) - Schedule of impairment on equipment and construction prepayments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments	$ 30,199
Assets held for sale	545	(890)
ROU assets	2,034
Property, plant and equipment	42,435	830
Goodwill	17,900
Total	93,113	(60)
Washington state cryptocurrency mining CGU (“Washington CGU”) [Member]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments
Assets held for sale
ROU assets	306
Property, plant and equipment	6,208
Goodwill	17,900
Total	24,414
Argentina cryptocurrency mining CGU (“Argentina CGU”) [Member]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments	50,326
Assets held for sale
ROU assets	1,728
Property, plant and equipment	32,027
Goodwill
Total	84,081
Quebec cryptocurrency mining CGU (“Quebec CGU”) [Member]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments	(11,641)
Assets held for sale
ROU assets
Property, plant and equipment
Goodwill
Total	(11,641)
Paraguay cryptocurrency mining CGU (“Paraguay CGU”) [Member]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments	(8,486)
Assets held for sale
ROU assets
Property, plant and equipment
Goodwill
Total	(8,486)
Miners held for sale [Member]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments
Assets held for sale	545	(890)
ROU assets
Property, plant and equipment
Goodwill
Total	545	(890)
Suni mineral asset [Member]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments
Assets held for sale
ROU assets
Property, plant and equipment	4,200	1,800
Goodwill
Total	$ 4,200	1,800
Quebec CGU [Memebr]
Impairment (Details) - Schedule of impairment on equipment and construction prepayments [Line Items]
Equipment and construction prepayments
Assets held for sale
ROU assets
Property, plant and equipment		(970)
Goodwill
Total		$ (970)